Parent-Only Financial Statements, Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net cash provided by operating activities	$ 57,641	$ 58,540	$ 13,665
Available-for-sale securities:
Sales proceeds	2,837	5,210	23,062
Prepayments and maturities	50,737	59,712	52,618
Purchases	(89,474)	(64,756)	(121,235)
Loans:
Other, net	581	(1,169)	75
Net cash provided (used) by investing activities	(153,492)	(139,890)	(35,044)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	(3,390)	7,699	(6,231)
Long-term debt:
Proceeds from issuance	53,227	27,695	11,687
Repayment	(25,423)	(28,093)	(50,555)
Preferred stock:
Proceeds from issuance	3,145	1,377	2,501
Cash dividends paid	(1,017)	(892)	(844)
Common stock warrants repurchased	0	(1)	(2)
Common stock:
Proceeds from issuance	2,224	2,091	1,296
Repurchased	(5,356)	(3,918)	(2,416)
Cash dividends paid	(5,953)	(4,565)	(2,537)
Excess tax benefits related to stock option payments	271	226	79
Other, net	136	0	0
Net cash provided (used) by financing activities	93,910	83,770	24,775
Net change in cash and due from banks	(1,941)	2,420	3,396
Cash and due from banks at beginning of year	21,860	19,440	16,044
Cash and due from banks at end of year	19,919	21,860	19,440
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities	8,607	13,365	15,049
Available-for-sale securities:
Sales proceeds	3,606	6,171	11,459
Prepayments and maturities	12	30	0
Purchases	(6,016)	(5,845)	(16,487)
Loans:
Net repayments from (advances to) subsidiaries	655	9,191	1,318
Capital notes and term loans made to subsidiaries	(6,700)	(1,850)	(1,340)
Principal collected on notes/loans made to subsidiaries	1,472	2,462	5,779
Net decrease (increase) in investment in subsidiaries	(1,188)	(5,218)	(610)
Other, net	461	(2)	230
Net cash provided (used) by investing activities	(7,698)	4,939	349
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	6,732	5,456	(242)
Long-term debt:
Proceeds from issuance	18,714	16,989	7,058
Repayment	(13,096)	(18,693)	(31,198)
Preferred stock:
Proceeds from issuance	3,145	1,377	2,501
Cash dividends paid	(1,017)	(892)	(844)
Common stock warrants repurchased	0	(1)	(2)
Common stock:
Proceeds from issuance	2,224	2,091	1,296
Repurchased	(5,356)	(3,918)	(2,416)
Cash dividends paid	(5,953)	(4,565)	(2,537)
Excess tax benefits related to stock option payments	271	226	79
Other, net	114	(14)	0
Net cash provided (used) by financing activities	5,778	(1,944)	(26,305)
Net change in cash and due from banks	6,687	16,360	(10,907)
Cash and due from banks at beginning of year	35,702	19,342	30,249
Cash and due from banks at end of year	$ 42,389	$ 35,702	$ 19,342